Related party transactions (Details) - Schedule of other payables – related parties - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related party transactions (Details) - Schedule of other payables – related parties [Line Items]
Total		$ 7,312
HKFAEx Group Limited [Member]
Related party transactions (Details) - Schedule of other payables – related parties [Line Items]
Relationship	100% owned by Mun Wah Wan
Total		4,514
Mun Wah Wan [Member]
Related party transactions (Details) - Schedule of other payables – related parties [Line Items]
Relationship	Chairman of the board of directors of the Company
Total		$ 2,798